INCOME TAX - Tax Loss Carryforward (Details) - Dec. 31, 2018 € in Millions, £ in Millions, $ in Millions	EUR (€)	CAD ($)	GBP (£)
General Business Tax Credit Carryforward | Belgium – trading loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards | €	€ 32
General Business Tax Credit Carryforward | United Kingdom – non-trading loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards | £			£ 1
Capital Loss Carryforward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards		$ 126
Non-Capital Loss Carryforward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards		$ 19